Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 3,020,395	$ 1,976,458
Less: accumulated depreciation	(1,265,503)	(1,102,196)
Property and equipment, net	1,754,892	874,262
Right-of-use assets [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,117,118	580,401
Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,415,816	1,221,925
Renovation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	336,031
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	125,737	157,754
Furniture, fixtures and fittings [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 25,693	9,199
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		$ 7,179